Lease Arrangements (Schedule Of Total Rental Expense Incurred Under Operating Leases For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease Arrangements [Abstract]
Total rental expense	$ 39,606	$ 38,992	$ 39,997
Less sublease rentals			(103)
Net rental expense	$ 39,606	$ 38,992	$ 39,894